Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized (loss) gain on cash flow hedges, net of tax, beginning of period	$ (26,608)	$ 24,508	$ 12,514
Changes in fair value of cash flow hedges, net of tax	19,228	(31,908)	36,765
Reclassification of loss (gain) into earnings, net of tax	11,325	(19,208)	(24,771)
Net unrealized gain (loss) on cash flow hedges, net of tax, end of period	$ 3,945	$ (26,608)	$ 24,508